Cover	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Registrant Name	JAMF HOLDING CORP.
City Area Code	612
Local Phone Number	605-6625
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	JAMF
Security Exchange Name	NASDAQ
Central Index Key	0001721947
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39399
Entity Tax Identification Number	82-3031543
Entity Address, Address Line One	100 Washington Ave S, Suite 1100
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false